Interim Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flow from operating activities
Loss for the period	€ (16,597)	€ (15,965)
Non-cash adjustments
Intangibles - Amortization and impairment	95	81
Property, plant & equipment - Depreciation	792	802
Change in fair value of contingent consideration payable and other financial liabilities	2,445	(407)
Remeasurement of Recoverable Cash Advances (RCA's)	106	13
Grant income (RCA's and others)	(1,638)	(517)
Loss on disposal of property, plant and equipment		0
Share-based payment expense	1,289	1,291
Post-employment benefits		0
Change in working capital
Trade receivables, other (non-)current receivables	(246)	(216)
Trade payables, other (non-)current liabilities	(878)	(1,145)
Net cash used in operations	(14,633)	(16,063)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment	(72)	(215)
Acquisitions of Intangible assets	(1)	(4)
Disposals of Property, Plant & Equipment		0
Proceeds from net investment in lease	124	112
Contingent liability pay-out		0
Acquisition of short-term investments		0
Proceeds from short-term investments		9,197
Net cash from/(used in) investing activities	50	9,090
Cash Flow from financing activities
Proceeds from bank borrowings		0
Repayments of bank borrowings	(138)	(142)
Proceeds from leases		0
Repayments of leases	(628)	(591)
Proceeds from issuance of shares and exercise of warrants		0
Proceeds from RCA's & other grants	2,695	1,086
Repayment of RCA's & other grants		(256)
Net cash from/(used in) financing activities	1,929	97
Net cash and cash equivalents at beginning of the period	39,338	40,542
Change in Cash and cash equivalents	(12,653)	(6,876)
Effects of exchange rate changes on cash and cash equivalents	7	2
Net cash and cash equivalents at the end of the period	€ 26,692	€ 33,668